February 16, 2006


BY EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention: Filing Desk

         Boardwalk Mortgage Securities Inc.
         Registration Statement on Form S-3 relating to Asset- Backed Pass-Through Certificates and Asset-Backed Notes, to be combined with Registration
         STATEMENT NO. 333-121203 PURSUANT TO RULE 429

Ladies and Gentlemen:

         On behalf of Boardwalk Mortgage Securities Inc. (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 has been made to you by the Registrant by wire transfer in federal same day funds.

         The objectives of the above-captioned Registration Statement are to register an additional $1,000,000.00 of Asset-Backed Pass-Through Certificates and Asset-Backed Notes and to comply with the requirements of Regulation AB. The filing is intended, upon effectiveness, to be combined with Registration Statement No. 333-121203 pursuant to Rule 429 under the Securities Act of 1933, as amended. It is our understanding that pending effectiveness of the captioned filing, the Registrant will continue to be able to utilize such Registration Statement in its current form, up to the amount remaining on that shelf registration.


         If you require any additional information, please call the undersigned at 212.912.7438.

                                    Very truly yours,

                                    /s/ Sang H. Chung

                                    Sang H. Chung


Copy with enclosures to:

Division of Corporation Finance
Branch 12 (Mail Stop 7-2)